Contingent liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities, comprising guarantees, discounted bills and other items	£ 26.0	£ 32.0
Financial assets were pledged as collateral for contingent liabilities	£ 0.5	£ 0.2